UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Perritt Emerging Opportunities Fund
Schedule of Investments (Unaudited)		July 31, 2011

Shares	COMMON STOCKS - 95.81%	Value
	Aerospace & Defense - 1.86%
64,291	CPI Aerostructures, Inc. (a)	$907,146
50,000	Kratos Defense & Security Solutions, Inc. (a)	543,500
470,000	OSI Geospatial, Inc. (a)	52,875
		1,503,521
	Air Transport - 0.62%
38,500	AeroCentury Corp. (a)	498,190
		498,190
	Auto Parts & Equipment - 0.66%
108,000	SORL Auto Parts, Inc. (a)	531,360
		531,360
	Biotechnology - 2.06%
155,000	BioClinica, Inc. (a)	725,400
88,000	Trinity Biotech PLC - ADR	931,920
		1,657,320
	Building Materials - 0.98%
155,685	U.S. Home Systems, Inc. (a)	789,323
		789,323
	Business Services - 11.93%
100,000	Datalink Corp. (a)	1,034,000
366,085	Fortune Industries, Inc. (a)	274,564
600,000	GBS Enterprises, Inc.
	(Acquired 2/24/11, Cost $750,000) (a)(c)	1,860,000
56,944	GP Strategies Corporation (a)	737,425
250,000	Innodata Isogen, Inc. (a)	772,500
650,000	Newtek Business Services, Inc. (a)	936,000
170,500	Onvia, Inc. (a)	687,115
55,000	Perceptron, Inc. (a)	355,850
2,500,000	Quadrant 4 Systems Corp.
	(Acquired 1/19/11, Cost $500,000) (a)(c)(d)	825,000
93,199	RCM Technologies, Inc. (a)	515,390
31,000	Rentrak Corporation (a)	512,740
208,000	SmartPros Ltd.	465,920
775,000	WidePoint Corp. (a)	643,250
		9,619,754
	Chemical & Related Products - 2.62%
220,000	Flexible Solutions International, Inc. (a)	662,200
40,000	KMG Chemicals, Inc.	670,400
43,000	TOR Minerals International, Inc. (a)	783,030
		2,115,630
	Computers & Electronics - 7.54%
303,200	ADDvantage Technologies Group, Inc. (a)	794,384
94,000	Astro-Med, Inc.	742,600
116,100	Concurrent Computer Corporation (a)	747,684
65,000	CyberOptics Corp. (a)	612,950
175,000	Dot Hill Systems Corp. (a)	395,500
200,000	LRAD Corp. (a)	576,000
342,000	NAPCO Security Technologies, Inc. (a)	896,040
35,000	Rimage Corp.	518,700
148,340	Socket Mobile, Inc. (a)	351,566
40,000	Williams Controls, Inc.	444,400
		6,079,824
	Construction & Engineering - 1.76%
200,000	KSW, Inc.	790,000
67,855	MFRI, Inc. (a)	629,694
		1,419,694
	Consumer Products - Distributing - 0.21%
1,842,500	China 3C Group (a)	169,510
		169,510
	Consumer Products - Manufacturing - 4.30%
49,900	AT Cross Co. (a)	737,023
333,947	Emerson Radio Corp. (a)	591,086
50,000	Flexsteel Industries	762,500
200,000	Heelys, Inc.
	(Acquired 5/5/10 Cost $458,000) (a)(c)	450,000
435,000	SinoHub, Inc. (a)	504,600
203,800	Tandy Brands Accessories, Inc. (a)	425,942
		3,471,151
	Consumer Services - 0.33%
126,700	Noah Education Holdings Ltd.- ADR (a)	268,604
		268,604
	Electronic Equipment & Instruments - 5.46%
150,000	Allied Motion Technologies, Inc. (a)	787,500

20,472	Espey Manufacturing & Electronics Corp.	514,052
373,700	Iteris, Inc. (a)	482,073
42,000	LGL Group, Inc. (a)	406,140
353,858	Magnetek, Inc. (a)	636,945
72,500	Schmitt Industries, Inc. (a)	256,650
238,000	Universal Power Group, Inc. (a)	716,380
301,000	Wells-Gardner Electronics Corp. (a)	598,990
		4,398,730
	Energy & Related Services - 2.64%
127,500	Acorn Energy, Inc. (a)	617,100
83,000	CE Franklin Ltd. (a)	781,030
40,000	Mitcham Industries, Inc. (a)	726,400
		2,124,530
	Energy Equipment & Services - 0.68%
150,000	Orion Energy Systems, Inc. (a)	550,500
		550,500
	Environmental Services - 2.05%
450,000	Perma-Fix Environmental Services (a)	693,000
1,110,000	TurboSonic Technologies, Inc. (a)(b)(d)	355,200
200,000	Versar, Inc. (a)	602,000
		1,650,200
	Financial Services - 7.64%
55,500	B of I Holding, Inc. (a)	776,722
142,000	Bank of Commerce Holdings	572,260
106,500	Hennessy Advisors, Inc.	319,500
100,000	HopFed Bancorp, Inc.	809,000
139,500	MicroFinancial, Inc.	832,815
163,348	Pacific Premier Bancorp (a)	1,078,097
275,000	Riverview Bancorp, Inc. (a)	833,250
11,992	Virtus Investment Partners, Inc. (a)	942,092
		6,163,736
	Food - 3.35%
300,000	Armanino Foods of Distinction, Inc.	264,000
119,000	G. Willi-Food International Ltd. (a)	765,170
81,228	John B. Sanfilippo & Son, Inc. (a)	679,878
100,000	Overhill Farms, Inc. (a)	515,000
149,000	Willamette Valley Vineyards, Inc. (a)	476,800
		2,700,848
	Health Care Providers & Services - 1.14%
150,000	Adcare Health Systems, Inc. (a)	922,500
		922,500
	Leisure - 2.37%
215,000	Century Casinos, Inc. (a)	623,500
151,000	Full House Resorts, Inc. (a)	477,160
185,500	Reading International, Inc. (a)	806,925
		1,907,585
	Medical Supplies & Services - 8.44%
180,000	Addus Homecare Corp. (a)	1,049,400
1,032,500	AdvanSource Biomaterials Corporation (a)	103,250
109,000	Allied Healthcare Products (a)	413,110
578,000	American BIO Medica Corp. (a)	75,140
299,404	American Caresource Holdings, Inc. (a)	353,297
60,365	American Medical Alert Corporation	328,385
39,100	Birner Dental Management Services, Inc.	781,609
120,000	Carriage Services, Inc.	685,200
39,054	Flamel Technologies S.A. - ADR (a)	190,584
400,000	Hooper Holmes, Inc. (a)	424,000
90,000	Lakeland Industries, Inc. (a)	741,600
670,000	Ophthalmic Imaging Systems (a)	572,850
200,000	PHC, Inc. (a)	560,000
100,000	Synergetics USA, Inc. (a)	526,000
		6,804,425
	Minerals & Resources - 1.10%
1,100,000	Deer Horn Metals, Inc. (a)	172,693
230,000	Vista Gold Corp. (a)	710,700
		883,393
	Motion Pictures - 0.33%
69,900	Ballantyne Strong, Inc. (a)	267,018
		267,018
	Oil & Gas - 2.31%
124,500	American Standard Energy Corp.
	(Acquired 2/2/11 Cost $435,750) (a)(c)	715,875
62,000	Hallador Energy Co.	633,640
290,000	Magellan Petroleum Corp. (a)	516,200
		1,865,715
	Retail - 3.34%
325,000	1-800-Flowers.com, Inc. (a)	978,250
280,018	AC Moore Arts & Crafts, Inc. (a)	518,033

104,745	Hastings Entertainment, Inc. (a)	487,064
90,000	PC Mall, Inc. (a)	711,000
		2,694,347
	Semiconductor Related Products - 4.93%
42,500	Amtech Systems, Inc. (a)	762,875
90,000	AXT, Inc. (a)	785,700
185,000	inTEST Corp. (a)	627,150
250,000	On Track Innovations Ltd. (a)	460,000
270,000	Ramtron International Corp. (a)	594,000
80,694	Sparton Corporation (a)	744,805
		3,974,530
	Software - 4.73%
80,000	American Software, Inc. - Class A	684,800
360,000	ARI Network Services, Inc. (a)	270,000
100,000	Bsquare Corp. (a)	624,000
75,000	Clicksoftware Technologies Ltd	679,500
100,000	Evolving Systems, Inc.	716,000
245,000	Navarre Corp. (a)	485,100
30,000	Versant Corp. (a)	354,300
		3,813,700
	Specialty Manufacturing - 6.86%
21,500	Alamo Group, Inc.	514,065
106,756	Baldwin Technology Company, Inc. - Class A (a)	117,432
131,046	China Solar & Clean Energy Solutions, Inc.
	(Acquired 3/15/05, 10/31/05 and 3/5/08, Cost $441,000) (a)(c)	54,384
95,900	Core Molding Technologies, Inc. (a)	871,731
139,300	CTI Industries Corp.	734,808
516,190	Digital Ally, Inc. (a)	516,190
33,200	Friedman Industries	393,420
70,000	Manitex International, Inc. (a)	350,000
39,350	Nobility Homes, Inc. (a)	310,865
35,890	Northern Technologies International Corp. (a)	630,228
246,500	RF Monolithics, Inc. (a)	266,220
13,000	Universal Stainless & Alloy Products, Inc. (a)	580,970
166,667	Worldwide Energy & Manufacturing USA, Inc.
	(Acquired 1/26/10, Cost $749,997) (a)(c)	150,834
46,183	Worldwide Energy & Manufacturing USA, Inc. (a)	41,796
		5,532,942
	Telecommunications - 3.56%
390,000	Alvarion Ltd. (a)	569,400
174,900	CalAmp Corp. (a)	659,373
324,440	Management Network Group, Inc. (a)	785,145
157,058	Micronetics, Inc. (a)	860,678
		2,874,596
	Waste Management - 0.01%
305,000	Pure Earth, Inc. (a)	8,388

	TOTAL COMMON STOCKS (Cost $74,519,867)	$77,261,564

Shares	PREFERRED STOCKS - 0.25%	Value
20,000	Pure Earth, Inc. Preferred Shares
	(Acquired 11/30/09, Cost $200,000) (a)(b)(c)	$200,000
	TOTAL PREFERRED STOCKS (Cost $200,000)	$200,000

Contracts	WARRANTS - 1.22%	Value
35,625	American Standard Energy Corp. Warrant A
	(Acquired 2/24/11, Cost $0)
	Expiration: 12/31/2012, Exercise Price: $5.00 (b)(c)	$26,719

35,625	American Standard Energy Corp. Warrant B
	(Acquired 2/24/11, Cost $0)
	Expiration: 12/31/2012, Exercise Price: $6.50 (b)(c)	-

600,000	GBS Enterprises, Inc. Warrant
	(Acquired 2/24/11, Cost $0)
	Expiration: 2/22/2014, Exercise Price: $1.50 (b)(c)	960,000

1,666,667	Quadrant 4 Systems Corp. Warrant
	(Acquired 1/18/2011, Cost $0)
	Expiration: 1/18/2016, Exercise Price: $0.60 (c)	-

52,500	Sinohub, Inc. Warrant
	(Acquired 3/21/11, Cost $0)
	Expiration: 01/18/2016, Exercise Price: $0.60 (b)(c)	-

418,518	Worldwide Energy & Manufacturing USA, Inc. Warrant
	(Acquired 1/26/10, Cost $0)
	Expiration: 01/26/2015, Exercise Price 5.65 (c)	-
	TOTAL WARRANTS (Cost $0)	$986,719

Principal
Amount	FIXED INCOME SECURITIES- 0.31%	Value
$ 250,000	Real Estate Investment Trust - 0.31%
	Monmouth Capital Corporation
	(Acquired 3/30/05, Cost $250,000)
	8.000%, 03/30/2015 (b)	$250,000
	TOTAL FIXED INCOME SECURITIES (Cost $250,000)	$250,000

Shares	SHORT TERM INVESTMENTS - 0.76%	Value
616,796	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.07%	$616,796
	TOTAL SHORT TERM INVESTMENTS (Cost $616,796)	$616,796

	Total Investments
	(Cost $75,586,663) - 98.35%	$79,315,079
	Other Assets in Excess of Liabilities - 1.65%	1,327,035
	TOTAL NET ASSETS - 100.00%	$80,642,114

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security.
(b) The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of
Directors. These securities represent $1,791,919 or 2.22% of the Fund's Net Assets.
(c) Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of restricted securities amounted to $5,242,812 or 6.50% of Net Assets.
(d) Affiliated issuer. See Note 3 in the Notes to the Schedule of Investments.

Notes to the Schedule of Investments

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$75,586,663

Gross unrealized appreciation	19,525,729
Gross unrealized depreciation	(15,797,313)
Net unrealized depreciation	$3,728,416

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Fund’s investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund’s advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Fund’s fair value procedures allow for the use of certain methods performed by the Fund’s advisor to value those securities for which market quotations are not readily available, at a price that the Fund might reasonably expect to receive upon a sale of such securities. These methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks
Consumer Discretionary	$10,966,338	$ 2,594,808	$ -	$ 13,561,145
Consumer Staples	2,700,848	-	-	2,700,848
Energy	1,876,240	1,496,905	-	3,373,145
Financials	6,163,736	-	-	6,163,736
Health Care	7,175,836	781,609	-	7,957,445
Industrials	12,703,318	882,383	-	13,585,700
Information Technology	24,251,542	192,629	-	24,444,171
Materials	5,475,373	-	-	5,475,373
Telecommunication Services	-	-	-	-
Total Common Stocks	71,313,231	5,948,333	-	77,261,564
Preferred Stock
Industrials	-	-	200,000	200,000
Total Preferred Stock	-	-	200,000	200,000
Warrants
Consumer Discretionary	-	960,000	-	960,000
Energy	-	26,719	-	26,719
Total Warrants	-	986,719	-	986,719
Fixed Income
Real Estate Investment Trusts	-	-	250,000	250,000
Total Fixed Income	-	-	250,000	250,000
Short Term Investments	616,796	-	-	616,796
Total Investments in Securities	$71,930,027	$ 6,935,052	$ 450,000	$ 79,315,079

Transfers into Level 1	$322,875
Transfers out of level 1	-
Net transfers in (out of) Level 1	$322,875

Transfers into Level 2	$-
Transfers out of Level 2	(322,875)
Net Transfers in (out of) Level 2	$(322,875)

The securities transferred from Level 2 to Level 1 due to an increase of observable market data from an increase in market activity.  Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of the securities in Level 3 since the adoption of the pronouncement on November 1, 2010 to July 31, 2011:

Beginning Balance - November 1, 2010	$450,000
Net purchases/(sales)	-
Transfers in/(out) of level 3	-
Total realized and unrealized gains/(losses)	-
Accrued accretion/(amortization)	-
Ending Balance - July 31, 2011	$450,000

3. Transactions with Affiliates

The following issuers are affiliated with the Perritt Emerging Opportunities Fund; that is the Perritt Emerging Opportunities Fund held 5% or more of the outstanding voting securities during the period from November 1, 2010 through July 31, 2011.  As defined in section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

				Share Balance	Dividend	Value
Issuer Name	Share Balance At November 1, 2010	Additions	Reductions	At July 31, 2011	Income	At July 31, 2011
TurboSonic Technologies, Inc. 578,000		532,000	-	1,110,000	$ -	$ 355,200
Zolon Corp. (1)	-	2,500,000	-	2,500,000	-	825,000
					$ -	$ 1,180,200
(1) Zolon Corp., changed its name to Quadrant 4 Systems Corp on April 1, 2011

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)              /s/ Michael J. Corbett
Michael J. Corbett, President

Date           9/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Michael J. Corbett
Michael J. Corbett, President

Date           9/27/2011

By (Signature and Title)*           /s/ Samuel J. Schulz
Samuel J. Schulz, Treasurer

Date           9/27/2011

* Print the name and title of each signing officer under his or her signature.